Financial Instruments (Details) $ / shares in Units, £ in Thousands			1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 16, 2022 GBP (£)	Feb. 16, 2022 USD ($)	Feb. 16, 2027 USD ($)	Feb. 16, 2025	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 $ / shares	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 GBP (£) $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Financial Instruments (Details) [Line Items]
Aggregate principal amount (in Dollars) | $		$ 630,000,000
Percentage of convertible notes	2.00%	2.00%
Net proceeds	£ 460,000						£ 460,021	£ 460,021
Conversion price percentage				150.00%
Premium maturity percentage			50.00%
Premium trading days			10 days
Weighted average price (in Dollars) | $			$ 135
Committed stocking loans amount								£ 240,000
Warrants outstanding (in Shares) | shares								41,254,566
Exercise price per share (in Dollars per share) | $ / shares						$ 230			$ 230
Private Warrants [Member]
Financial Instruments (Details) [Line Items]
Fair Value								£ 200	$ 200
Increase in fair value					0
Embedded Derivative [Member]
Financial Instruments (Details) [Line Items]
Decrease in fair value					£ 76,600
Financial liability [Member]
Financial Instruments (Details) [Line Items]
Net proceeds	208,700
Embedded Derivative [Member]
Financial Instruments (Details) [Line Items]
Net proceeds	£ 251,300
Embedded Derivative [Member] | Bottom of range [member]
Financial Instruments (Details) [Line Items]
Fair value of expected volatility rate								40
Embedded Derivative [Member] | Top of range [member]
Financial Instruments (Details) [Line Items]
Fair value of expected volatility rate								2,800
Private Warrants [Member]
Financial Instruments (Details) [Line Items]
Fair value of expected volatility rate								£ 20